Consolidated Statements of Shareholders' Equity (USD $)		Total	Issued February 22, 2012	Issued April 24, 2012	Issued March 31, 2013	Issued April 7, 2013	Issued April 11, 2013	Issued April 14, 2014	Issued November 21, 2014	Issued December 1, 2014	Accumulated Common Stock		Accumulated Common Stock Issued February 22, 2012		Accumulated Common Stock Issued April 24, 2012		Accumulated Common Stock Issued March 31, 2013		Accumulated Common Stock Issued April 7, 2013		Accumulated Common Stock Issued April 11, 2013		Accumulated Common Stock Issued April 14, 2014		Accumulated Common Stock Issued November 21, 2014		Accumulated Common Stock Issued December 1, 2014		Additional Paid-in Capital		Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings
Beginning Balance at Dec. 31, 2011		$ 372,028,191									$ 329,893	[1]																	$ 304,789,579	[1]	$ (146,673)	$ 67,055,392
Beginning Balance,(in shares) at Dec. 31, 2011	[1]										32,989,350
Restricted shares issued			503	300									503	[1]	300	[1]
Issuance of common stock		46,849,747									56,250	[1]																	46,793,497	[1]
Restricted shares issued, (in shares)	[1]												50,298		30,000
Issuance of common stock, (in shares	[1]										5,625,000
Net income		30,535,845																														30,535,845
Dividends paid		(2,419,219)																														(2,419,219)
Foreign currency translation		32,166																													32,166
Share-based compensation plan		795,957																											795,957	[1]
Ending Balance at Dec. 31, 2012		447,823,490									386,946	[1]																	352,379,033	[1]	(114,507)	95,172,018
Ending Balance, (in shares) at Dec. 31, 2012	[1]										38,694,648
Restricted shares issued					600	271	150										600	[1]	271	[1]	150	[1]
Issuance of common stock		231,089,515									165,300	[1]																	230,924,215	[1]
Restricted shares issued, (in shares)	[1]																60,000		27,117		15,000
Issuance of common stock, (in shares	[1]										16,530,000
Net income		40,983,836																														40,983,836
Foreign currency translation		26,577																													26,577
Share-based compensation plan		727,568																											727,568	[1]
Ending Balance at Dec. 31, 2013		720,652,007									553,267	[1]																	584,030,816	[1]	(87,930)	136,155,854
Ending Balance, (in shares) at Dec. 31, 2013		55,326,765									55,326,765	[1]
Issuance of common stock, net of issuance costs		(344,775)																											(344,775)	[1]
Restricted shares issued								124	50	25													124	[1]	50	[1]	25	[1]
Restricted shares issued, (in shares)	[1]																						12,348		5,000		2,500
Net income		84,467,501																														84,467,501
Foreign currency translation		(166,736)																													(166,736)
Share-based compensation plan		1,122,106																											1,122,106	[1]
Ending Balance at Dec. 31, 2014		$ 805,730,302									$ 553,466	[1]																	$ 584,808,147	[1]	$ (254,666)	$ 220,623,355
Ending Balance, (in shares) at Dec. 31, 2014		55,346,613									55,346,613	[1]

[1]	All share amounts (except par value per share amounts) have been retroactively restated for 2012 to reflect the Company's 3-for-1 stock split on October 29, 2013 as described in Note 10 - Common Stock to these consolidated financial statements.